Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report	3 Months Ended
Dec. 31, 2025
Event Unaudited Subsequent To The Date Of The Independent Auditors Report Abstract
Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report

Note 11-Event (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On January 2, 2026, the Monthly Extension Fee in the amount of $150,000 was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one from January 3, 2026 to February 3, 2026. On February 3, 2026, the Monthly Extension Fee in the amount of $150,000 was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one from February 3, 2026 to March 3, 2026. The two Monthly Extension Fees were paid by the Sponsor, accordingly, the Company issued two Extension Notes to the Sponsor, each in the principal amount of $150,000, in connection with the payment of Monthly Extension Fee, respectively.

On January 6, 2026, the Company issued a Working Capital Note in the principal amount of up to $300,000 to the Sponsor. The proceeds of the Working Capital Note, which may be drawn down from time to time until the Company consummates its initial business combination, will be used as general working capital purposes.

On February 3, 2026, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 (the “Extension Note”) to the Sponsor in connection with the payment of extension fee. The Extension Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company. The Sponsor, has the right, but not the obligation, to convert the Extension Note, in whole or in part, respectively, into private units (the “Extension Units”) of the Company, each consisting of one Class A ordinary share, par value $0.0001 per share and one right to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of a Business Combination. The number of Extension Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00.

On March 2, 2026, an aggregate of $150,000 of the Monthly Extension Fee was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one month from March 3, 2026 to April 3, 2026. The payment of the Monthly Extension Fee was made by Marine Thinking Inc. On or around April 2, 2026, an aggregate of $150,000 of the Monthly Extension Fee was deposited into the Trust Account for the public shareholders, which enables the Company to extend the period of time it has to consummate its initial business combination by one month from April 3, 2026 to May 3, 2026. The payment of the Monthly Extension Fee was made by Marine Thinking Inc.